ROBIN S. YONIS

Vice President

General Counsel

Phone: (949) 219-6767

Fax: (949) 719-0804

Robin.Yonis@PacificLife.com

December 16, 2013

Via Electronic Transmission

U. S. Securities Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Pacific Select Fund
File Nos. 033-13954 and 811-05141

Dear Sir or Madam:

On behalf of Pacific Select Fund transmitted herewith is a preliminary proxy statement on Schedule 14A. No fees are required in connection with this filing.

If you have any questions, please feel free to contact me directly.

Very truly yours,

/Robin S. Yonis/

Cc:	Anthony Zacharski, Esq.
Dechert LLP